Document And Entity Information	12 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	LESAKA TECHNOLOGIES, INC.
Entity Central Index Key	0001041514
Amendment Flag	false